Loss Per Share - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jan. 26, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share)	$ 31.7946		$ 31.7946
Principal Amount	$ 1,862.5		$ 1,862.5			$ 1,857.5
$350m Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share)					$ 31.7946	$ 32.7743
Principal Amount	$ 350.0		$ 350.0		$ 350.0	$ 350.0
Debt instrument, interest rate	3.875%		3.875%		3.875%
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)			11,008,159
Share-based payment arrangement, option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares outstanding (in shares)			1,110,000
Number of dilutive securities (in shares)	0	0	0	0